Shareholder Report, Holdings (Details) - C000240297	Jan. 31, 2025
45765U103 | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
18482P103 | Clearfield, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
354613101 | Franklin Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
01446U103 | Alerus Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
410495204 | Hanmi Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
268948106 | Eagle Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Technology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%